Convertible Debentures	12 Months Ended
Oct. 31, 2023
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES

NOTE 13 – CONVERTIBLE DEBENTURES

On December 2, 2021 and on December 6, 2021, the Company issued convertible debenture of $6,000,000 with annual interest rate of 5%, which is valid for 12 months from the date of funds receipt. The debentures are carried out in three stages. In the first stage, the company would issue a convertible debenture of $2,500,000 on December 3, 2021, which is the date of signing this Agreement. Second stage, convertible debenture of $2,500,000 was issued by the company on January 4, 2022, which is the date of filing Registration Statement with SEC. In the third stage, convertible debenture of $1,000,000 will be issued on or about the date the Registration Statement has first been declared effective by the SEC.

On December 30, 2022 (the “Maturity Date”), the outstanding balance of the convertible debenture dated December 2, 2021 in the amount of $1,300,000 principal, plus accrued and unpaid interest thereon) were due for payment. The Company and the Debenture Holder agreed to an extension (the “Extension”) that extends the Maturity Date to June 30, 2023, pursuant to which the Company shall repay the outstanding balance in cash through monthly payments beginning on January 6, 2023 and continue on the same day of each successive month, with each monthly payment equals to the sum of $216,667 of principal, the redemption premium and the accrued and unpaid interest on the Convertible Debentures as of each payment date. In addition, if the Company completes any financing transaction with gross proceeds of in excess of $250,000, the Company shall pay to the Debenture Holder as an optional redemption but no more than 50% of the total proceeds, an amount up to the total amount outstanding under the Convertible Debentures.

The outstanding convertible debenture were $nil and $2,835,400 as of October 31, 2023 and October 31, 2022, respectively.

Interest expenses were $137,701, $1,337,377 and negative $11 for the years ended October 31, 2023, 2022 and 2021, respectively.